PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Energy Distribution - Summary of the Impacts (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Amazonas Energia
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Uncovered Liabilities	R$ (10,103,344)
Sales value	50
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	8,911,866
Assumption of CCC/CDE credits by Electrobras, upon privatization, up to	4,055,549
Boa Vista
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Uncovered Liabilities	(710,094)
Sales value	50
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	342,120
Assumption of CCC/CDE credits by Electrobras, upon privatization, up to	278,360
CEAL
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Uncovered Liabilities	(695,833)
Sales value	50
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	50
Cepisa
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Uncovered Liabilities	(1,270,323)
Sales value	50
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	50
Ceron
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Uncovered Liabilities	(1,599,224)
Sales value	50
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	1,872,522
Assumption of CCC/CDE credits by Electrobras, upon privatization, up to	3,847,293
Eletroacre
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Uncovered Liabilities	(407,731)
Sales value	50
Conversion of debt/Capital Increase by Electrobras, upon privatization, up to	113,780
Assumption of CCC/CDE credits by Electrobras, upon privatization, up to	R$ 296,167